SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of net loss per share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of net loss per share [Line Items]
Total potentially dilutive securities	3,129,459	109,973	1,979,486	46,893
Warrants to purchase common stock Member
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of net loss per share [Line Items]
Total potentially dilutive securities	1,879,785		1,590,535
Options to purchase common stock Member
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of net loss per share [Line Items]
Total potentially dilutive securities			225,001
Restricted stock purchase offers Member
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of net loss per share [Line Items]
Total potentially dilutive securities	750,000	63,080	163,950
Convertible debt Member
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of net loss per share [Line Items]
Total potentially dilutive securities		46,893		46,893